Financial Instrument - Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	₨ 701	$ 10	₨ 6,922
Current derivative financial liabilities	2,786	38	960
Noncurrent derivative financial assets	0	0	25
Nonurrent derivative financial liabilities	764	10	451
Derivative financial assets	701	10	6,947
Derivative financial liabilities	3,551	49	1,411
Cash flow hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	27	0	1,036
Current derivative financial liabilities	550	8
Cash flow hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets			0
Cash flow hedges [member] | Interest Rate Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	50	1	26
Nonurrent derivative financial liabilities	51	1	77
Fair value hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	406	6	1,001
Current derivative financial liabilities	91	1	110
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	139	2	2,125
Current derivative financial liabilities	1,163	16	360
Noncurrent derivative financial assets			25
Nonurrent derivative financial liabilities	713	10	374
Non-qualifying hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	5	0	61
Current derivative financial liabilities	22	0	201
Non-qualifying hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	124	2	2,694
Current derivative financial liabilities	₨ 911	$ 12	248
Non-qualifying hedges [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets			5
Current derivative financial liabilities			₨ 15